Revenue	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue

Note 4. Revenue

The Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing and uncertainty of revenue and cash flows from these customer contracts as seen in the table below.

	For the six months ended June 30,
(SEK in thousand)	2026	2025
External revenue by service
Transport services	246,649	201,022
Rental income	16,898	15,462
Total	263,547	216,484

All rental income is generated in the United States.

The information below summarizes external transport services revenue by geographic area.

	For the six months ended June 30,
(SEK in thousand)	2026	2025
External transport services revenue by Geographical area
Sweden	78,065	82,404
United States	47,745	41,110
Germany	57,429	38,733
All other countries	63,410	38,775
Total transport services revenue	246,649	201,022

Revenue presented for the United States market in the interim financial statements is stated net of the amortization of the customer warrant contract asset. The amortization charge for the six months ended June 30, 2026, was SEK 1,020 thousands and is included within the movement of the warrant contract asset disclosed in Note 15.

Significant customer sales

The two largest customers in the 6-month period ended June 30, 2026, accounted for approximately 12% and 11% of revenue respectively while the two largest customers in the 6-month period ended June 30, 2025, accounted for approximately 14% and 10% of revenue respectively. During the 6-month period ended June 30, 2026, and 2025 these are the only customers that have a revenue exceeding 10% of the Group’s total revenue.